UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 December 2005

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           51 Berkeley Square
                           London, England W1J 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Financial Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          7th February 2006
     --------------------         ---------------          ------------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            Nil

Form 13F Information Table Entry Total:                       26

Form 13F Information Table Value Total:                       $278,188 (x1000)



List of Other Included Managers:




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                            Thames River Capital LLP

                            Name of Reporting Manager
                           Form 13F Information Table
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

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
 CEMEX S A                     SPONS ADR REP    151290889  7,102     119,697    N/A  SOLE    N              119,697
 CHECK POINT SOFTWARE TECH LT  ORD              M22465104    510      25,400    N/A  SOLE    N               25,400
 CHINA MOBILE HONG KONG LTD    SPONSORED ADR    16941M109  1,490      62,000    N/A  SOLE    N               62,000
 CHINA PETE & CHEM             SPON ADR H SHS   16941R108  1,885      38,000    N/A  SOLE    N               38,000
 COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD     20441W203  2,420      63,600    N/A  SOLE    N               63,600
 COMPANHIA SIDERURGICA NACION  SPONSORED ADR    20440W105 13,711     640,700    N/A  SOLE    N              640,700
 COMPANHIA VALE DO RIO DOCE    SPONSORED ADR    204412209 56,358   1,369,900    N/A  SOLE    N            1,369,900
 GRUPO TELEVISA SA DE CV       SP ADR REP ORD   40049J206  3,381      42,000    N/A  SOLE    N               42,000
 LG PHILIP LCD CO LTD-ADR      SPONS ADR REP    50186V102  2,328     108,500    N/A  SOLE    N              108,500
 MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109 18,378     525,092    N/A  SOLE    N              525,092
 OPEN JT STK VIMPEL COMMUN     SPONSORED ADR    68370R109 53,518   1,210,000    N/A  SOLE    N            1,210,000
 PETROCHINA CO LTD             SPONSORED ADR    71646E100  1,639      20,000    N/A  SOLE    N               20,000
 PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V101 19,530     303,400    N/A  SOLE    N              303,400
 PHELPS DODGE CORP             COM              717265102  2,489      17,300    N/A  SOLE    N               17,300
 POSCO                         SPONSORED ADR    693483109  2,302      46,500    N/A  SOLE    N               46,500
 SK TELECOM LTD                SPONSORED ADR    78440P108 12,336     608,000    N/A  SOLE    N              608,000
 TELE NORTE LESTE PART S A     SPON ADR ORD L   879246106  2,754     153,700    N/A  SOLE    N              153,700
 TELEFONOS DE MEXICO S A       SPON ADR PFD     879403780  2,764     112,000    N/A  SOLE    N              112,000
 TEVA PHARMACEUTICAL INDS LTD  ADR              881624209  2,151      50,000    N/A  SOLE    N               50,000
 BANCO BRADESCO S A            SP ADR PFD NEW   059460303 22,247     763,200    N/A  SOLE    N              763,200
 BANCO ITAU HLDG FINANCIERA S  SP ADR 500 PFD   059602201  8,047     335,000    N/A  SOLE    N              335,000
 COMPANHIA DE BEBIDAS DAS AME  SPONSORED ADR    20441W104    697      21,300    N/A  SOLE    N               21,300
 COMPANHIA  VALE DO RIO DOCE   SPON ADR PFD     204412100 16,784     463,000    N/A  SOLE    N              463,000
 EMPRESA NACIONAL DE ELCTRCID  SPONSORED ADR    29244T101    796      26,000    N/A  SOLE    N               26,000
 FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106  5,373      74,100    N/A  SOLE    N               74,100
 KOOKMIN BK NEW                SPONSORED ADR    50049M109 17,198     230,200    N/A  SOLE    N              230,200


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